Income Taxes - Net Deferred Tax Liabilities Presented on Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Long-term deferred tax assets	$ 308	$ 300
Long-term deferred tax liabilities	(419)	(401)
Net deferred tax liabilities	$ (111)	$ (101)